Right of use (Tables)	12 Months Ended
Dec. 31, 2020
Right of use
Summary of changes in right of use assets

	Right of use	Equipment	Cloud (*)	Total
Balance on January 1, 2019	90,924	872	10,394	102,190
Addition	14,269	4,629	54,099	72,997
Amortization	(10,895)	(284)	(18,266)	(29,445)
Write-offs	(20,816)	(37)	(850)	(21,703)
Balance on 12/31/2019	73,482	5,180	45,377	124,039
Addition (***)	19,403	—	4,213	23,616
Amortization (**)	(12,864)	(1,009)	(31,568)	(45,441)
Write-offs	(384)	—	—	(384)
Exchange variation	(175)	—	—	(175)
Balance on 12/31/2020	79,462	4,171	18,022	101,655

(*)Rental of cloud space

(**)Average annual depreciation rate 10 to 33%

(***)The Company and its subsidiaries applied exceptions to the standard for short-term and low-value contracts, recorded in rental expenses in the amount of R$ 502 on December 31, 2020